COMMITMENTS - Schedule of letters of credit, certificates of deposits and warranty insurance policies (Details) $ in Thousands	Dec. 31, 2024 USD ($) commitment
Commitments [Line Items]
Value	$ 563,482
SUPERINTENDENCIA NACIONAL DE ADUANAS Y DE ADMINISTRACION TRIBUTARIA, LATAM Airlines Perú S.A.
Commitments [Line Items]
Quantity | commitment	50
Value	$ 217,753
SÉTIMA TURMA DO TRIBUNAL REGIONAL FEDERAL DA 1ª REGIÃO - PROCEDIMENTO COMUM CÍVEL - DECEA - 0012177-54.2016.4.01.3400, TAM Linhas Aereas S.A. / ABSA Aerolinhas Brasileiras S.A.
Commitments [Line Items]
Quantity | commitment	2
Value	$ 48,483
ISOCELES, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 41,000
UNIÃO FEDERAL - PGFN, TAM Linhas Aereas S.A. / ABSA Aerolinhas Brasileiras S.A.
Commitments [Line Items]
Quantity | commitment	21
Value	$ 170,588
TRIBUNAL DEJUSTIÇADOESTADODABAHIA, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 5,216
VARA DAS EXECUÇÕES FISCAIS ESTADUAIS DE SÃO PAULO - FORO DAS EXECUÇÕES FISCAIS DE SÃO PAULO, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	2
Value	$ 9,460
AMERICAN ALTERNATIVE INS. CO. C/O ROANOKE INS. GROUP INC, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	23
Value	$ 7,457
TRIBUNAL DE JUSTIÇA DO ESTADO DE SÃO PAULO, ABSA Aerolinhas Brasileiras S.A.
Commitments [Line Items]
Quantity | commitment	2
Value	$ 6,040
BBVA, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 3,800
1° VARA DE EXECUÇÕES FISCAIS E DE CRIMES CONTRA A ORDEM TRIB DA COM DE FORTALEZA, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 2,816
ARQUITETURA DE PROTEÇÃO E DEFESA DO CONSUMIDOR DO ESTADO DO RJ, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,148
13ª VARA FEDERAL DA SEÇÃO JUDICIÁRIA DO DISTRITO FEDERAL/DF, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,780
14ª VARA FEDERAL DA SEÇÃO JUDICIÁRIA DO DISTRITO FEDERAL / TRIBUNAL: 7ª TURMA DO TRIBUNAL REGIONAL FEDERAL DA 1ª REGIÃO - ANULATÓRIA N.º 0007263-25.2008.4.01.3400, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,627
JFK INTERNATIONAL AIR TERMINAL LLC, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 2,300
METROPOLITAN DADE CONTY (MIAMI - DADE AVIATION DEPARTMENT), LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	5
Value	$ 3,649
SOCIEDAD CONCESIONARIA NUEVO PUDAHUEL S.A., LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	19
Value	$ 2,599
FUNDACAO DE PROTECAO E DEFESA DO CONSUMIDOR PROCON, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	11
Value	$ 19,214
BOND SAFEGUARD INSURANCE COMPANY, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 2,700
LIMA AIRPORT PARTNERS S.R.L., LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	20
Value	$ 4,295
JUIZO DE DIREITO DA VARA DA FAZENDA PUBLICA ESTADUAL DA COMARCA DA CAPITAL DO ESTADO DO RIO DE JANEIRO, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,240
MUNICIPIO DO RIO DE JANEIRO, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	2
Value	$ 1,472
AENA AEROPUERTOS S.A, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	3
Value	$ 2,412
CORPAC S.A. LATAM Airlines Perú S.A.
Commitments [Line Items]
Quantity | commitment	22
Value	$ 4,623
CITY OF LOS ANGELES, DEPARTMENT OF AIRPORTS, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	7
Value	$ 1,810